Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2015
Basis of Presentation and General Information/Significant Accounting Policies [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General Information

The accompanying consolidated financial statements include the accounts of FreeSeas Inc. and its wholly owned subsidiaries (collectively, the “Company” or “FreeSeas”). FreeSeas, formerly known as Adventure Holdings S.A., was incorporated in the Marshall Islands on April 23, 2004 for the purpose of being the ultimate holding company of ship-owning companies.

We have contracted the management of our fleet to entities controlled (our Managers) by Ion G. Varouxakis, our Chairman, President and Chief Executive Officer [and one of our principal shareholders]. Our Managers provide technical management of our fleet, commercial management of our fleet, financial reporting and accounting services and office space (see Note 4).

Effective May 11, 2015 and June 26, 2015, the Company effectuated a 7.5-to-1 reverse stock split and a 50-to-1 reverse stock split, respectively, on its issued and outstanding common stock. Effective January 15, 2016, and April 14, 2016, the Company effectuated a 60-to-1 and a 200-to-1 reverse stock split respectively, on its issued and outstanding common stock (Note 14). All share and per share amounts disclosed in the financial statements give effect to the reverse stock splits retroactively, for all periods presented.

On May 20, 2015, the M/V Free Hero, 1995-built, 24,318 dwt Handysize dry bulk carrier and the M/V Free Goddess, 1995-built, 22,051 dwt Handysize dry bulk carrier, have been sold for a gross sale price of $5,500 each, and the Company’s subsidiaries have entered into long-term bareboat agreements for such vessels with purchase options at a daily hire rate of $1,100 per vessel. The vessels have been renamed to Fiorello and Figaro, respectively (Note 6).

On June 10, 2015 the Company acquired a 51% controlling stake in the newly formed Standcorp International Limited (“Standcorp”). The rest of the shares are owned by non-affiliated entities associated with the Marvin group of companies, whose extensive experience for over twenty years has focused in the operation and ownership of tanker vessels. Standcorp will engage in the commercial operation of product and crude oil tankers covering a large array of sizes, by contracting them through time charter or bareboat charter arrangements, and subsequently deploying them in the spot market or in fulfillment of contract cargoes. The Company intends to operate in generic markets but also to focus on a number of niche markets, such as West Africa. In addition, the Company shall, depending on market conditions, commercially operate dry-bulk carriers either chartered-in, acquired, or through services agreements with affiliated Owners, including the Company’s tonnage.

During the year ended December 31, 2015, the Company owned two Handysize dry bulk carriers and operated four Handysize dry bulk carriers. As of December 31, 2015, FreeSeas is the owner of the outstanding shares of the following subsidiaries:

Company	% Owned	M/V	Type	Dwt	Year Built/ Expected Year of Delivery	Date of Acquisition	Date of Disposal	Date of Contract/Bareboat Charter Termination	Date of Initiation of Bareboat Charter

Adventure Two S.A.	100%	Free Destiny	Handysize	25,240	1982	08/04/04	08/27/10	N/A	N/A
Adventure Three S.A.	100%	Free Envoy	Handysize	26,318	1984	09/29/04	05/13/11	N/A	N/A
Adventure Four S.A.	100%	Free Fighter	Handysize	38,905	1982	06/14/05	04/27/07	N/A	N/A
Adventure Five S.A.	100%	Free Goddess	Handysize	22,051	1995	10/30/07	05/20/15	N/A	N/A
Adventure Six S.A.	100%	Free Hero	Handysize	24,318	1995	07/03/07	05/20/15	N/A	N/A
Adventure Seven S.A.	100%	Free Knight	Handysize	24,111	1998	03/19/08	02/18/14	N/A	N/A
Adventure Eight S.A.	100%	Free Jupiter	Handymax	47,777	2002	09/05/07	09/16/14	N/A	N/A
Adventure Nine S.A.	100%	Free Impala	Handysize	24,111	1997	04/02/08	09/24/14	N/A	N/A
Adventure Ten S.A.	100%	Free Lady	Handymax	50,246	2003	07/07/08	11/08/11	N/A	N/A
Adventure Eleven S.A.	100%	Free Maverick	Handysize	23,994	1998	09/01/08	N/A	N/A	N/A
Adventure Twelve S.A.	100%	Free Neptune	Handysize	30,838	1996	08/25/09	N/A	N/A	N/A
Adventure Fourteen S.A.	100%	Hull 1	Handysize	33,600	2012	N/A	N/A	04/28/12	N/A
Adventure Fifteen S.A.	100%	Hull 2	Handysize	33,600	2012	N/A	N/A	06/04/12	N/A
Nemorino Shipping S.A.	100%	Nemorino	Handymax	47,777	2002	N/A	N/A	09/09/15	09/16/14
Fiorello Shipping S.A.	100%	Fiorello	Handysize	24,318	1995	N/A	N/A	N/A	05/20/15
Figaro Shipping S.A.	100%	Figaro	Handysize	22,051	1995	N/A	N/A	N/A	05/20/15
Standcorp International Limited	51%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A